Pension and Other Postretirement Healthcare Benefits - Weighted Average Assumptions Used to Determine Actuarial Present Value (Detail) (Schedule Of Defined Net Periodic Benefit Cost [Member])	12 Months Ended
	Dec. 31, 2012 Successor United States	Dec. 31, 2011 Successor United States	Dec. 31, 2012 Successor International	Dec. 31, 2011 Successor International	Dec. 31, 2010 Predecessor United States	Dec. 31, 2010 Predecessor International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.75%	4.50%	3.50%	5.25%	5.00%	5.00%
Rate of compensation increases		3.50%	3.50%	3.50%	3.50%	3.50%